Intangible Assets - Product Development - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Development Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets product development	£ 88	£ 4	£ 4
Impairment	88	4	4
Asset Writeoffs Related To The Major Restructuring Programme [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets product development	87	0	0
Impairment	£ 87	£ 0	£ 0